Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended				7 Months Ended	12 Months Ended
	Sep. 13, 2019	Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019	Jun. 20, 2019	Dec. 31, 2019	Dec. 31, 2020	Aug. 23, 2019	Aug. 22, 2019
Aggregate purchased shares							17,600,000
Founder shares issued							23,000,000
Shareholders ownership, percentage							20.00%
Stock splits, description							(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company's Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Accounts payable and accrued expenses						$ 35,000	$ 30,000
Related party loans, description							Up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant
Sponsor [Member]
Sponsor amount	$ 10,000
Services fees						$ 35,000	$ 120,000
Promissory Note [Member]
Aggregate unsecured promissory note amount					$ 300,000
Repaid aggregate amount		$ 155,093
Founder Shares [Member]
Sponsor founder shares			10,000
Aggregate of shares forfeiture over-allotment option							750,000
Class B Common Stock [Member]
Number of shares outstanding								5,750,000	3,593,750
Class B Common Stock [Member] | Founder Shares [Member]
Aggregate purchased shares				3,593,750
Aggregate purchase price				$ 25,000
Founder shares issued							5,750,000
Class B Common Stock [Member] | Founder Shares [Member] | Maximum [Member]
Aggregate of shares forfeiture over-allotment option							750,000